Post-Employment and Other Non-current Employee Benefits - Variation in Assumptions (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	$ 1,654	$ 747	$ 912	$ 1,240
Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	3,655	2,725
Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	331	320	340
Past Service Cost	132	163	53
(Gain) or Loss on Settlement or curtailment	(115)	(133)	(94)
Net Interest on the Net Defined Benefit Liability	305	297	286
Net benefit cost recognized in the consolidated statements of income | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	235	233	246
Past Service Cost	93	155	47
(Gain) or Loss on Settlement or curtailment	(107)	(126)	(85)
Net Interest on the Net Defined Benefit Liability	224	222	141
Net benefit cost recognized in the consolidated statements of income | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	96	87	94
Past Service Cost	39	8	6
(Gain) or Loss on Settlement or curtailment	(8)	(7)	(9)
Net Interest on the Net Defined Benefit Liability	81	75	145
Net benefit cost recognized in the consolidated statements of income | Actuarial Assumption of Discount Rates
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	304	291
Past Service Cost	133	151
(Gain) or Loss on Settlement or curtailment	(124)	(124)
Net Interest on the Net Defined Benefit Liability	263	240
Net benefit cost recognized in the consolidated statements of income | Actuarial Assumption of Discount Rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	218	211
Past Service Cost	97	144
(Gain) or Loss on Settlement or curtailment	(117)	(118)
Net Interest on the Net Defined Benefit Liability	187	173
Net benefit cost recognized in the consolidated statements of income | Actuarial Assumption of Discount Rates | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	86	80
Past Service Cost	36	7
(Gain) or Loss on Settlement or curtailment	(7)	(6)
Net Interest on the Net Defined Benefit Liability	76	67
Net benefit cost recognized in the consolidated statements of income | Actuarial Assumption of Expected Rates of Salary Increases
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	365	346
Past Service Cost	149	180
(Gain) or Loss on Settlement or curtailment	(136)	(142)
Net Interest on the Net Defined Benefit Liability	336	331
Net benefit cost recognized in the consolidated statements of income | Actuarial Assumption of Expected Rates of Salary Increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	252	253
Past Service Cost	108	171
(Gain) or Loss on Settlement or curtailment	(128)	(134)
Net Interest on the Net Defined Benefit Liability	250	249
Net benefit cost recognized in the consolidated statements of income | Actuarial Assumption of Expected Rates of Salary Increases | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	113	93
Past Service Cost	41	9
(Gain) or Loss on Settlement or curtailment	(8)	(8)
Net Interest on the Net Defined Benefit Liability	86	82
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	1,654	747	912
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	1,299	625	804
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	355	122	$ 108
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Actuarial Assumption of Discount Rates
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	1,941	751
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Actuarial Assumption of Discount Rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	1,501	634
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Actuarial Assumption of Discount Rates | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	440	117
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Actuarial Assumption of Expected Rates of Salary Increases
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	2,163	824
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Actuarial Assumption of Expected Rates of Salary Increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	1,677	681
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Actuarial Assumption of Expected Rates of Salary Increases | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	$ 486	$ 143